UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,
2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York October 12,
2000

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value total:	$153,365


List of Other Included Managers:

No.	13F File Number		Name

NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY






(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
[S]

[C]

[C]

[C]

[C]

[C]

[C]

[C]

[C]

[C]


Abercrombie and Fitch Co.

COM

002896207

5719

300000

SH



Sole



300000


Airgate PCS Inc.

COM

009367103

1346

30000

SH



Sole



30000


America Online Inc Del

COM

02364J104

5375

100000

SH



Sole



100000


Amgen Inc

COM

031162100

16026

229500

SH



Sole



229500


BE Aerospace Inc.

COM

073302101

4838

300000

SH



Sole



300000


Biogen Inc

COM

090597105

6252

102484

SH



Sole



102484


Chubb Corp

COM

171232101

7121

90000

SH



Sole



90000


Coastcast

COM

19057T108

3402

219500

SH



Sole



219500


Covad Communications Group

COM

222814204

2006

150000

SH



Sole



150000


Cyberplex

COM

232969105

298

40000

SH



Sole



40000


Dell Computer Corp

COM

247025109

11557

375091

SH



Sole



375091


Devry Inc

COM

251893103

5775

153500

SH



Sole



153500


Dow Chemical Co

COM

260543103

3741

150000

SH



Sole



150000


Duke Energy Corp

COM

264399106

7718

90000

SH



Sole



90000


eToys Inc.

COM

297862104

1069

555000

SH



Sole



200000

355000
Flowserve Corporation

COM

34354P105

8219

500000

SH



Sole



500000


Freeport-McMoran Copper & Gold
Class A

35671D105

2496

302500

SH



Sole



302500


Genuity Inc.

COM

37248E103

2939

450000

SH



Sole



450000


Inco Limited

COM

453258402

4112

255000

SH



Sole



255000


Inco Class VBN Shares

CL VBN SH

453258709

3406

500000

SH



Sole



500000


Insignia Financial Group Inc.
COM

45767A105

1148

112000

SH



Sole



112000


Mattel Inc.

COM

577081102

2238

200000

SH



Sole



200000


Micron Technology

COM

595112103

6699

145620

SH



Sole



145620


Netia Holdings SA ADR

ADR

64114B104

1413

95000

SH



Sole



95000


Nike Class B

Class B

654106103

4808

120000

SH



Sole



120000


Olin Corp

NEW $1 PAR

680665205

3480

215000

SH



Sole



215000


Oxford Health Plans Inc

COM

691471106

6646

216250

SH



Sole



216250


Rhythms Netconnections Inc

COM

762430205

1169

158500

SH



Sole



158500


SCI Systems Inc.

COM

783890106

8200

200000

SH



Sole



200000


Special Metals Corp

COM

847414103

2404

651800

SH



Sole



651800


Titanium Metals Corporation

COM

888339108

6026

736000

SH



Sole



736000


Transkaryotic Therapies, Inc
COM

893735100

1559

36200

SH



Sole



36200


Unumprovident Corporation

COM

91529Y106

681

25000

SH



Sole



25000


Voicestream Wireless Corp

COM

928615103

3482

30000

SH



Sole



30000


[/TABLE]